DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS	DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS

Year ended December 31 (millions of dollars)	2025	2024
Depreciation of property, plant and equipment	865	819
Amortization of intangible assets	88	81
Amortization of regulatory assets	3	11
Depreciation and amortization	956	911
Asset removal costs	145	146
	1,101	1,057